Revenue from contracts with customers - Net System Sales per Technology (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) Unit	Dec. 31, 2024 EUR (€) Unit	Dec. 31, 2023 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Total net sales	€ 32,667.3	€ 28,262.9	€ 27,558.5
Net system sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	535	583	600
Total net sales	€ 24,474.3	€ 21,768.7	€ 21,938.6
EXE
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	4	2	0
Total net sales	€ 1,156.9	€ 465.0	€ 0.0
NXE
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	44	42	53
Total net sales	€ 10,445.8	€ 7,856.4	€ 9,124.0
ArF immersion
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	131	129	125
Total net sales	€ 10,311.4	€ 9,667.0	€ 9,017.4
ArF dry
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	16	28	32
Total net sales	€ 427.0	€ 774.4	€ 780.2
KrF
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	78	152	184
Total net sales	€ 1,001.3	€ 1,991.2	€ 2,202.5
I-line
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	54	65	55
Total net sales	€ 307.3	€ 369.2	€ 278.4
Metrology & Inspection
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	208	165	151
Total net sales	€ 824.6	€ 645.5	€ 536.1